COLLABORATION AND RESEARCH AGREEMENTS	6 Months Ended
Jun. 30, 2023
Disclosure Of Collaboration Agreement [Abstract]
COLLABORATION AND RESEARCH AGREEMENTS
NOTE 3: -	COLLABORATION AND RESEARCH AGREEMENTS

During the six months ended June 30, 2023, the Company did not enter into any new collaboration agreements which amount to 10% or more of its total revenues for the period.